Accumulated Other Comprehensive Loss (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	$ 61.8	$ (12.8)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), net of tax - beginning	(60.4)	(37.7)
Amounts reclassified from accumulated other comprehensive income (loss) to net earnings (loss)	(7.0)	(9.9)
Other comprehensive income (loss), net of tax	54.8	(22.7)	(90.4)
Accumulated other comprehensive income (loss), net of tax - ending	(5.6)	(60.4)	(37.7)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(20.2)	4.9
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), net of tax - beginning	(20.7)	(25.6)
Amounts reclassified from accumulated other comprehensive income (loss) to net earnings (loss)	(2.4)	0
Other comprehensive income (loss), net of tax	(22.6)	4.9
Accumulated other comprehensive income (loss), net of tax - ending	(43.3)	(20.7)
Pension and Other Postretirement Benefit Liability [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	82.0	(17.7)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), net of tax - beginning	(39.7)	(12.1)
Amounts reclassified from accumulated other comprehensive income (loss) to net earnings (loss)	(4.6)	(9.9)
Other comprehensive income (loss), net of tax	77.4	(27.6)
Accumulated other comprehensive income (loss), net of tax - ending	$ 37.7	$ (39.7)